Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Tax rate	23.00%	23.00%	23.00%
State tax rate	8.84%
Valuation allowance	$ 31,552	$ 31,892
Change in valuation allowance	$ 340	(9,595)	$ (4,500)
Ultimate settlement percentage	50.00%
Israel [Member]
Income Taxes (Details) [Line Items]
Carry forward loss	$ 73,000	$ 88,000	$ 85,000
California [Member]
Income Taxes (Details) [Line Items]
Carry forward loss	$ 5,000
State tax rate	8.84%
Texas [Member]
Income Taxes (Details) [Line Items]
State tax rate	0.75%
Japan [Member]
Income Taxes (Details) [Line Items]
Tax rate	36.00%
Germany [Member]
Income Taxes (Details) [Line Items]
Tax rate	30.00%
China [Member]
Income Taxes (Details) [Line Items]
Tax rate	5.00%
Israel [Member]
Income Taxes (Details) [Line Items]
Tax rate	23.00%
United States [Member]
Income Taxes (Details) [Line Items]
Tax rate	21.00%
Carry forward loss subject to limitation, description	carry forward loss is subject to the 382 limitation and has no expiration date.